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                                                           PROSPECTUS SUPPLEMENT
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MORGAN STANLEY INSTITUTIONAL FUND, INC.
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Supplement dated January 18, 2002                       The Prospectus is hereby amended and supplemented to
to Prospectus dated May 1, 2001 of:                     reflect changes in the management of the Equity Growth
                                                        Portfolio, the  Focus Equity Portfolio, and the Small
EQUITY GROWTH PORTFOLIO                                 Company Growth Portfolio of Morgan Stanley
                                                        Institutional Fund, Inc.  Morgan Stanley Investment
                                                        Management's Select Growth Team now manages the Equity
FOCUS EQUITY PORTFOLIO                                  Growth Portfolio, the  Focus Equity Portfolio, and the
                                                        Small Company Growth Portfolio.

SMALL COMPANY GROWTH PORTFOLIO

                                                        Accordingly, the first, second and third paragraphs of
                                                        the section of the Prospectus titled "PORTFOLIO MANAGERS"
                                                        are hereby replaced by the following:

                                                        EQUITY GROWTH PORTFOLIO
                                                        The Portfolio's assets are managed by the Select Growth
                                                        Team. Current members of the team include WILLIAM
                                                        AUSLANDER, Managing Director, PETER DANNENBAUM, Executive
                                                        Director and JEFFREY ALVINO, Executive
                                                        Director.

                                                        FOCUS EQUITY PORTFOLIO
                                                        The Portfolio's assets are managed by the Select Growth
                                                        Team. Current members of the team include WILLIAM
                                                        AUSLANDER, Managing Director, and JEFFREY ALVINO,
                                                        Executive Director.

                                                        SMALL COMPANY GROWTH PORTFOLIO
                                                        The Portfolio's assets are managed by the Select Growth
                                                        Team. Current members of the team include DENNIS
                                                        LYNCH, Vice President, ALEXANDER UMANSKY, Executive
                                                        Director, and DAVID COHEN, Vice President.

                                                        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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